UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number File No. 811-1144
THE FINANCE COMPANY OF PENNSYLVANIA
(Exact name of registrant as specified in charter)
400 Market Street, Suite 425, Philadelphia, PA 19106
(Address of principal executive offices) (Zip Code)
Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106
(Name and address of agent for service)
Registrant’s telephone number, including area code 215-351-4778
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

ITEM 1.  Reports to Stockholders.

The Report to Stockholders is attached herewith.

The Finance Company of Pennsylvania
Founded 1871

SEMI - ANNUAL REPORT

June 30, 2011
(Unaudited)

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106

BOARD OF DIRECTORS
Charles E. Mather III

Shaun F. O’Malley	Jonathan D. Scott
Herbert S. Riband, Jr.	Peter Bedell

OFFICERS
Charles E. Mather III, President
Herbert S. Riband, Jr., Secretary-Treasurer
Doranne H. Case, Asst. Secretary-Treasurer
Geralyn McConnell, Assistant Secretary
Salvatore Faia, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106
August 5, 2011

TO OUR SHAREHOLDERS:

The Semi-annual Report of your Company is enclosed.

At the Annual Meeting April 27, 2011, Charles E. Mather III was elected Director for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

So far, this year has been challenging. Your Board continues to carefully oversee your investments.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2011 and held through June 30, 2011.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value dividend by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual Return	$1,000.00	$1,045.21	$3.62
Hypothetical 5% Return	$1,000.00	$1,021.46	$3.58

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.42%, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of June 30, 2011
(Unaudited)

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	87.70%
Bonds	11.13%
Short Term Investments	1.05%
Other assets in excess of liabilities	0.12%

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage

Banking, Insurance and Financial; Holding Companies	21.70%
Petroleum & Mining	16.94%
International	9.63%
Services	9.36%
Manufacturing & Diversified	8.81%
Technology	5.56%
Diversified Holding	4.69%
Consumer Products	4.49%
Healthcare	4.24%
Advertising & Communications	2.28%

87.70%

Top 10 Stock Holdings (% of Company’s Net Assets)

PNC Financial Services Group Inc.	17.76%
Exxon Mobil Corp.	16.47%
Harbor International Funds	4.79%
PA. Warehousing and Safe Deposit Company	4.69%
Dreyfus International Stock Fund	2.25%
Microsoft Corp.	1.74%
Johnson and Johnson	1.52%
Vanguard Emerging Mkts. Stock Index Fund	1.46%
WalMart Stores Inc.	1.35%
Coca Cola Co.	1.34%

Total	53.37%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011
(Unaudited)

ASSETS

Investments at fair value — unaffiliated (Note 2):
Short Term Investments (identified cost $579,979)	$579,979
Bonds (identified cost $5,968,662)	6,150,758
Common Stocks & Mutual Funds (identified cost $19,654,192)	45,874,800
Investments at fair value — affiliated (Note 3):
Common Stocks & Mutual Funds (Identified cost $71,399)	2,590,252

Total Investments	55,195,789
Cash	26,164
Accrued interest and dividends receivable	153,000
Prepaid expenses	10,073
Other assets	7,704

Total	55,392,730

LIABILITIES
Accrued expenses and taxes (Note 1)	62,621
Dividends Payable	8,416
Covered Call Options written at fair value (premiums received $96,046)	62,270

Total	133,307

NET ASSETS	$55,259,423

COMPONENTS OF NET ASSETS
Paid in Capital	$16,674,990
Accumulated Undistributed Net Investment Income	—
Net Accumulated Realized Gain on Investments and Written Options	9,629,100
Net Unrealized Appreciation on Investments and Written Options	28,955,333

Net assets equivalent to $1,227.39 per share on shares of 45,022 $10 par value capital stock outstanding at June 30, 2011 (authorized 232,000 shares)	$55,259,423

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2011

SHORT TERM SECURITIES — 1.05%

Number of		Identified	Fair Value
Shares		Cost	(Note 1)

33,576	Blackrock Fed Fund No. 30	$33,576	$33,576
546,403	BNY Mellon Money Market Funds	546,403	546,403

	Total	579,979	579,979

BONDS — 11.13%

Principal
Amount

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.73%
$133,092	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	137,726	144,866
411,823	U.S. Federal Home Loan Mortgage 6%due 8/1/2019	416,937	448,178
125,000	USA Treasury Bonds 4.375%due 5/15/2041	125,918	124,766
147,881	Government National Mortgage Association 6% due 5/15/2039	153,049	160,424
69,005	Government National Mortgage Association 6% due 4/15/2036	75,437	77,087

		909,067	955,321

	MUNICIPAL BONDS — 9.40%
25,000	Addison Alton Zero-A due 11/15/2011	24,549	24,621
300,000	Allegheny Cnty PA Hosp Dev Auth 1.01% # due 2/1/2037	227,278	214,695
200,000	California Statewide 4.35% due 1/1/2023	200,000	210,016
30,000	Cuyahoga Cnty OH Eco Dev 7.35% due 6/1/2012	30,254	31,505
35,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	40,433	43,360
100,000	Cuyahoga Cnty OH Lhsg Rev 1.25% # due 10/1/2013	100,000	100,110
60,000	Dallas Ft.Worth Arpt 6.6% due 11/1/2012	61,068	62,438

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2011

BONDS — (Continued)

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

$30,000	East Baton Rouge LA Mtg Fin zero coupon due 9/10/2014	$25,741	$26,457
100,000	Fulton Cty GA Devel. Auth 5.75% due 3/1/2014	100,652	98,442
225,000	Glendale Wis Cmnty Dev Auth 4.9% due 10/1/2011,	225,000	226,397
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	196,634	206,796
85,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	92,604	96,883
40,000	Los Alamos 5.15% due 7/1/2012	40,050	40,572
100,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	105,682	104,830
255,000	Massachusetts St. Housing 5.962% due 6/1/2017	255,000	266,536
140,000	Montana State Board of Housing 5.5% due 12/1/2037	141,870	143,322
300,000	Verizon New Jersey 8% due 6/1/2022	343,150	359,010
45,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	45,000	46,364
150,000	City of North Little Rock AR zero coupon due 07/20/2014,	129,377	131,115
175,000	New Mexico Mtg. Fin Auth 5.35% due 3/1/2030	181,113	188,052
245,000	Ohio Hsg. Fin. Agy. Mtg. 5.08% due 9/1/2013	243,796	256,454
200,000	Ohio St Wtr Dev Auth 4.879% due 12/1/2034	200,000	193,294
190,000	Oklahoma Hsg Fin Agy 4.5% 9/1/2024 4.5% due 9/1/2024	200,331	191,074
150,000	Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	153,281	175,760
100,000	Riverside Cnty CA Single GNMA. 8.35% due 6/1/2013	110,045	114,225

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2011

BONDS — (Concluded)

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

$150,000	Rogers County OK Hsg zero coupon due 07/15/2014	$129,656	$126,606
100,000	Salt Lake Cnty UT Hosp 5.4% Due 2/15/2012	107,481	106,468
100,000	Texas St Transn Commn 5.028% 4/1/2026 5.028% due 4/01/2026	100,000	107,772
320,000	University of Oklahoma 5.6% due 7/1/2020	320,134	340,323
100,000	Washinghton St Series B 5.5% due 5/1/2018	112,016	111,880
275,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	275,000	294,621
245,000	Wyoming Comnt Development Authority 4.65% due 12/1/2014	245,000	255,243
80,000	Wyoming Comnt Development Authority 4.8% due 6/1/2015	80,000	83,300
215,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	217,400	216,896

		5,059,595	5,195,437

	Total Bonds	5,968,662	6,150,758

COMMON STOCKS & MUTUAL FUNDS — 87.70%

Number
of Shares

	PETROLEUM & MINING — 16.94%
111,806	Exxon Mobil Corp.	147,560	9,098,772
20,000	Penn Virginia Corp.	2,292	264,200

	Total	149,852	9,362,972

	BANKING, INSURANCE & FINANCIAL
	HOLDING COMPANIES — 21.70%
12,100	American Express Co.	499,861	625,570
6,200	Chubb Corp.	402,730	388,182
164,667	PNC Financial Services Group Inc.	99,512	9,815,800

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2011

COMMON STOCKS & MUTUAL FUNDS — (Continued)

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

20,000	Marsh & McLennan Companies Inc.	$262,439	$623,800
12,000	State Street Corp.	88,500	541,080

	Total	1,353,042	11,994,432

	TECHNOLOGY — 5.56%
10,800	Diebold Inc.	382,582	334,908
3,500	Int’l Business Machines Corp.	83,733	600,425
6,800	LAM Research Corp.*	343,868	301,104
37,000	Microsoft Corp.	1,039,697	962,000
11,700	Molex Inc. Class A	266,981	251,316
16,975	TE Connectivity Ltd.	543,600	624,001

		2,660,461	3,073,754

	SERVICES — 9.36%
13,600	Best Buy Inc.	417,057	427,176
14,200	Carnival Corp.	666,383	534,346
14,700	Cintas Corp.	465,595	485,541
6,600	Darden Restaurants Inc.	303,717	328,416
7,500	McDonalds Corp.	101,920	632,400
13,700	Int’l Speedway Corp.	404,114	389,217
8,000	Kohl’s Corp.	436,120	400,080
20,200	Republic Services Inc.	622,690	623,170
6,200	United Parcel Service Class B	453,678	452,166
8,300	WalMart Stores Inc.	421,297	441,062
22,900	Western Union Co	495,828	458,687

		4,788,399	5,172,261

	CONSUMER PRODUCTS — 4.49%
17,300	Avon Products Inc	492,334	484,400
11,000	Coca Cola Co.	9,597	740,190
7,900	Colgate Palmolive Co.	434,959	690,539
6,900	Diageo PLC Sponsored ADR	576,885	564,903

		1,513,775	2,480,032

	MANUFACTURING & DIVERSIFIED — 8.81%
9,200	Avery Dennison	371,115	355,396
8,800	Bemis Company	269,925	297,264
8,000	Berkshire Hathaway B*	352,582	619,120
4,800	Dover Corp.	40,861	325,440

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2011

COMMON STOCKS & MUTUAL FUNDS — (Continued)

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

18,000	Dow Chemical Co.	$116,338	$648,000
7,500	Emerson Electric Co.	57,084	421,875
22,100	General Electric Co.	423,606	416,806
9,100	Illinois Tool Works	524,816	514,059
6,900	Kimberly-Clark Corp.	315,999	459,264
8,100	Raytheon Co.	408,927	403,785
8,200	Tyco International Ltd.	410,237	405,326

	Total	3,291,490	4,866,335

	HEALTHCARE — 4.24%
5,000	Becton Dickinson & Co.	133,907	430,850
12,600	Johnson and Johnson	69,355	838,152
13,000	Merck & Co. Inc.	138,569	459,420
10,400	Quest Diagnostics Inc.	538,499	614,640

		880,330	2,343,062

	ADVERTISING & COMMUNICATIONS — 2.28%
20,000	Verizon Communications Inc.	151,231	744,600
19,200	Vodaphone Group PLC	445,190	513,024

		596,421	1,257,624

	INTERNATIONAL — 9.63%
30,707	Oakmark International Fund	601,865	622,439
87,258	Dreyfus International Stock Fund	1,204,159	1,246,043
40,818	Harbor International Funds	1,865,000	2,648,657
16,602	Vanguard Emerging Mkts. Stock Index Fund	749,398	807,189

		4,420,422	5,324,328

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2011

COMMON STOCKS & MUTUAL FUNDS — (Concluded)

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

	DIVERSIFIED HOLDING — 4.69%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 3)	$71,399	$2,590,252

	Total Common Stocks	19,725,591	48,465,052

	Total Investments — 99.88%	$26,274,232	55,195,789

	Other assets in excess of Liabilities — 0.12%		63,634

	NET ASSETS — 100%		$55,259,423

* Non-income producing.

# Variable rate security, rate disclosed is as of 6/30/2011

ADR – American depository receipt

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011
(Unaudited)

INVESTMENT INCOME:
Income:
Dividends	$450,139
Dividends from affiliates (Note 3)	36,600
Interest	142,998

Total	629,737

Expenses:
Accounting	39,636
Compensation	84,650
Compliance fees	34,893
Custodian	12,697
Directors’ fees	34,350
Insurance	15,243
Investment advisory fees (Note 9)	62,372
Printing and postage	13,172
Professional fees	66,364
Other office and administrative	28,765

Total	392,142

Net investment income	237,595

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investment transactions	1,294,741
In-kind transfers (Note 5)	162,310
Written options	37,250

Net realized gain	1,494,301

Net change in unrealized appreciation/depreciation on:
Investments	326,259
Investments in affiliate	261,201
Written options	39,181

Net change in unrealized appreciation / depreciation	626,641

Net realized and unrealized gain on investments	2,120,942

Net increase in net assets resulting from operations	$2,358,537

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2011 and
the Year Ended December 31, 2010
(Unaudited)

	2011	2010

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$237,595	$543,720
Net realized gain on investments	1,494,301	3,964,247
Change in net unrealized appreciation/depreciation on investments	626,641	1,504,505
Capital gains tax payable on behalf of shareholders (Note 1)	—	(559,457)

Net increase (decrease) in net assets resulting from operations	2,358,537	5,453,015
Undistributed investment income included in price of shares redeemed	(1,560)	(10,769)
Realized (gain)/loss from security transactions included in price of shares redeemed	(536)	(13,984)
Dividends to shareholders from net investment income	(236,292)	(533,066)
Dividends to shareholders from short-term capital gains	(78,950)	(1,633,922)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(121,307)	(748,780)

Total increase in net assets	1,919,892	2,512,494
Net Assets:
Beginning of year	53,339,531	50,827,037

End of year [including undistributed net investment income of $0 and $257 respectively]	$55,259,423	$53,339,531

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2011

1. SIGNIFICANT ACCOUNTING POLICIES
The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 103 shares of capital stock redeemed during the six months ended June 30, 2011.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation
Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Company determines a fair value in good faith in accordance with these procedures. As of June 30, 2011, Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes
No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for

NOTES TO FINANCIAL STATEMENTS — Continued

shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization
The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Bond Maturity Dates
Bonds in the portfolio of investments with a call or reset feature will have an effective maturity date earlier than the stated maturity. For such bonds, the stated maturity date is listed first and the call or reset date, if any, is listed second.

Investing in Government Sponsored Agency Securities
The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Inflation-Indexed Bonds
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a

NOTES TO FINANCIAL STATEMENTS — Continued

similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Security Transactions, Investment Income, and Realized Gain/Loss
Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

2. FAIR VALUE MEASUREMENT
In accordance with FASB ASC 820-10, fair value is defined as the price that the Company would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

NOTES TO FINANCIAL STATEMENTS — Continued

Management has determined the value of its investment in Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Company’s investments carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Price	Inputs	Inputs	Total Value

Assets
Investments in securities Common stock	$40,550,472	$—	$2,590,252	$43,140,724
U.S. government and agency obligations	—	955,321	—	955,321
Municipal bonds	—	5,195,437	—	5,195,437
Mutual funds	5,324,328	—	—	5,324,328
Short-term investments	579,979	—	—	579,979

Total	$46,454,779	$6,150,758	$2,590,252	$55,195,789

Liabilities
Written options	$62,270	$—	$—	$62,270

*	See Portfolio of Investments for values by industry classification.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 amends Topic 820, Fair Value Measurements and Disclosures to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, and to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis). The update clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. The Company has adopted the amended guidance and determined that there was no material impact to the Company’s financial statements except for the additional disclosure made in the notes. The Company discloses significant transfers between levels based on valuations at the end of

NOTES TO FINANCIAL STATEMENTS — Continued

the year. For the six months ended June 30, 2011, there were no transfers between Levels 1 and 2.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at June 30, 2011 were as follows:

Common
Stock

Beginning Balance, 12/31/2010	$2,329,051
Purchases	—
Sales	—
Total Unrealized Gain	261,201

Ending Balance, 6/30/2011	$2,590,252

3. NON-MARKETABLE SECURITY OF AFFILIATE
There is no ready market for the below listed security. Fair value is established by the Board.

Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale. The Company has owned shares of Pennsylvania Warehousing and Safe Deposit Company since 1917. As of June 30, 2011 the Pennsylvania Warehousing and Safe Deposit Company owns 4.64% of the outstanding shares of the Company.

For the
Six Months Ended
		June 30, 2011			June 30, 2011
		Percent	Identified	Fair	Dividend
Shares		Owned	Cost	Value	Income

732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,590,252	$36,600

NOTES TO FINANCIAL STATEMENTS — Continued

4. DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations, and cash flows.

Market risks of investing in derivatives
Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk
Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts
The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be

NOTES TO FINANCIAL STATEMENTS — Continued

required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

At June 30, 2011 the Company has written covered calls as follows:

	Expiration	Exercise	Premium	Number of	Fair
Common Stock	Date	Price	Received	Contracts	Value

PNC Financial Services Group Inc.	4/21/2012	$70.00	$19,600	10,000	$15,950
Dover Corp.	12/17/2011	$65.00	$31,967	4,800	$30,960
Berkshire Hathaway B	12/17/2011	$82.50	$44,479	8,000	$15,360

			$96,046		$62,270

Transactions in written covered calls for the six months ended June 30, 2011 were as follows:

	Contracts	Premium

Outstanding at December 31, 2010	25,500	$59,350
Covered Calls written during the period	22,800	96,046
Covered Calls exercised during the period	(5,000)	(15,800)
Covered Calls expired during the period	(18,000)	(41,650)
Covered Calls closed during the period	(2,500)	(1,900)

Outstanding at June 30, 2011	22,800	$96,046

The following is a summary of the location of derivatives on the Company’s Statement of Assets and Liabilities as of June 30, 2011

Location on the Statements of Assets and Liabilities
Derivative Type	Liability Derivatives

Equity Contract	Covered call options written, at fair value

The following is a summary of the Company’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2011:

Liability Derivatives Value
Total Value	Number of Shares in
At June 30, 2011	equity contracts

$62,270	22,800

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the effect of derivative instruments on the statement of operations for the year ended June 30, 2011.

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain on Derivatives	Appreciation on Derivatives
Derivative Type	Derivatives Recognized in Income	Recognized in Income	Recognized in Income

Equity contract	Net realized gain from written options, Net change in unrealized appreciation/depreciation on written options	$37,250	$(39,181)

5. PURCHASES AND SALES OF SECURITIES
The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2011 were:

	Historical
	Cost of	Proceeds from	Cost of
	Investments	Sales and	Securities Sold
	Purchased	Maturities	and Maturities

Common Stocks and mutual funds	$16,301,409	$16,608,135	$15,281,112
U.S. Government & Agency Obligations	226,472	269,471	263,154
Municipal Bonds	293,343	880,000	881,349

Total	$16,821,224	$17,757,606	$16,425,615

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the six months ended June 30, 2011, the Company distributed common stock with fair value of $163,918 and cost of $1,608. The related gain of $162,310 has been disclosed in the Company’s Statement of Operations.

6. DISTRIBUTIONS TO SHAREHOLDERS
Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

NOTES TO FINANCIAL STATEMENTS — Continued

The tax character of dividends and distributions declared by the Company was as follows:

	For the	For the Year
	Six Months Ended	Ended
	June 30, 2011	December 31, 2010

Distributions paid from Ordinary Income	$315,242	$2,166,988

7. TAX MATTERS
For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at June 30, 2011 was as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)

$26,374,498	$29,341,974	$520,683	$28,821,291

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of June 30, 2011, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal tax and state returns remain open for examination for the years ended December 31, 2008 through December 31, 2010.

8. LEASE
The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $22,215.

NOTES TO FINANCIAL STATEMENTS — Continued

9.	OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2011
Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $34,350. The compensation of Officers of the Company, who are also employees of the Company, amounted to $84,650.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $53,183 for their services during the six months ended June 30, 2011.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $9,189 for their services during the six months ended June 30, 2011.

10. INTEREST RATE RISK
The Company is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

11. NEW LEGISLATION
On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by The President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

NOTES TO FINANCIAL STATEMENTS — Concluded

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. Management does not believe this legislation will have a significant impact on the Company.

12. NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). The amendments in this update explain how to measure fair value and consequently, the amendments change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this update also clarify that the application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability being measured at fair value. These amendments are effective for interim and annual reporting periods beginning after December 15, 2011. At this time management is evaluating the implications of the amendments to ASC 820 and the impact on the financial statements.

13. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Company’s financial statement through this date.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Six Months
	Ended
	June 30, 2011
	(Unaudited)		Years Ended December 31,
	2011		2010	2009	2008	2007	2006

Investment Income	$13.99		$28.37	$31.13	$41.84	$42.43	$41.58
Expenses	8.71		16.32	14.19	15.27	16.47	14.14

Net Investment Income	5.28		12.05	16.94	26.57	25.96	27.44
Dividends from net investment income	(5.25)		(11.75)	(16.65)	(26.32)	(25.54)	(27.16)
Dividends from short term capital gains	(1.75)		(36.21)	(40.93)	(5.53)	(22.75)	(16.85)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	47.07		108.29	96.86	(356.12)	36.84	189.55

Net increase (decrease) in net assets value	45.35		72.38	56.22	(361.40)	14.51	172.98
Net assets value:
Beginning of year	1,182.04		1,109.66	1,053.44	1,414.84	1,400.33	1,227.35

End of year	$1,227.39		$1,182.04	$1,109.66	$1,053.44	$1,414.84	$1,400.33

Net Assets at end of Period (in millions)	$55.3		$53.3	$50.8	$48.7	$66.9	$66.9
Annual ratio of expenses to average net assets	1.42	%**	1.43%	1.38%	1.16%	1.22%*	1.05%
Annual ratio of net investment income to average net assets	0.86	%**	1.06%	1.65%	2.02%	1.92%	2.03%
Annual portfolio turnover rate	61.64	%**	44.22%	37.53%	16.49%	18.10%	18.94%
Annual Total Investment Return	8.86	%**	10.84%	10.80%	(23.43)%	4.49%	17.68%
Number of shares outstanding at end of period in thousands	45		45	46	46	47	48

*	Net of 0.04% of expenses reimbursed

**	annualized

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2011
(Unaudited)

PURCHASES

STOCKS

	Changes
	During	Balance
	the Period	June 30, 2011
	Number of Shares

Avery Dennison Corp	7,100	9,200
Bemis Company	5,800	8,800
Best Buy Inc.	13,600	13,600
Carnival Corp.	14,200	14,200
Chubb Corp	12,400	6,200
Cintas Corp	37,300	14,700
Darden Restaurants Inc	6,600	6,600
Diageo PLC Sponsored ADR	18,700	6,900
Diebold Inc.	10,800	10,800
Dover Corp.	2,900	4,800
Dreyfus International Stock I	87,258	87,258
General Electric Co.	17,500	22,100
Illinois Tool Works Inc.	27,300	9,100
Int’l Speedway Corp.	4,900	13,700
Kohl’s Corp.	8,000	8,000
LAM Research Corp.	14,800	6,800
Manpower Inc.	6,700	—
Microsoft Corp.	15,000	37,000
Molex Inc. Class A	33,400	11,700
Oakmark International Fund I	30,707	30,707
Raytheon Co.	8,100	8,100
Republic Services Inc.	15,600	20,200
Steelcase Inc	32,000	—
TE Connectivity Ltd	18,400	16,975
Tyco Int’l Ltd.	24,600	8,200
United Parcel Service CL B	6,200	6,200
Western Union Co.	22,900	22,900

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2011
(Unaudited)

SALES

STOCKS

	Changes
	During	Balance
	the Period	June 30, 2011
	Number of Shares

Avery Dennison Corp	7,100	9,200
Bemis Company	5,800	8,800
Carnival Corp.	14,200	14,200
Chubb Corp	12,400	6,200
Cintas Corp	33,900	14,700
Darden Restaurants Inc	6,600	6,600
Diageo PLC Sponsored ADR	18,700	6,900
Diebold Inc.	10,800	10,800
Dover Corp.	10,800	4,800
Dreyfus International Stock I	86,880	87,258
General Electric Co.	17,500	22,100
Harte Hanks Inc	14,300	—
Illinois Tool Works Inc.	27,300	9,100
International Speedway Corp.	4,900	13,700
Kohls Corp	8,000	8,000
LAM Research	12,000	6,800
Manpower Inc	13,400	—
Molex Inc. Class A	43,400	11,700
Oakmark International Fund I	30,629	30,707
Republic Services Inc	15,600	20,200
Steelcase Inc.	64,000	—
TE Connectivity Ltd	18,400	16,975
Tyco International Ltd	24,600	8,200
United Parcel Service CL B	6,200	6,200
Vodaphone Group PLC	6,800	19,200
Western Union Co	17,800	22,900

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2011
(Unaudited)

PURCHASES

BONDS

	Changes
	During	Balance
	the Period	June 30, 2011
	Number of Units

New Mexico Mtg Fin Auth 5.35% 3/1/30	175,000	175,000
US Treasury 4.375% 5/15/41	125,000	125,000
USA Treas Notes Inflation Prot 2.125% 2/15/2040	100,000	—
Washinghton St Series B 5.5% 5/1/2018	100,000	100,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2011
(Unaudited)

CALLS

BONDS

	Changes
	During	Balance
	the Period	June 30, 2011
	Number of Units

Austin Tex Conv Enterp 5.750% 1/01/2016	150,000	—
Chicago Ill Met Wtr Reclam 7.00% 1/1/2011	50,000	—
Cuyahoga Cnty OH Eco Dev 7.35% 6/1/2012	10,000	30,000
Fulton Cty GA Devel. Auth. 5.75% 3/1/2014	40,000	100,000
Government National Mortg Assoc 6% due 4/15/2036	12,546	69,005
Government National Mortg Assoc 5% due 5/15/2039	19,028	147,881
Massachusetts St. Hsg. 5.962% due 6/1/2017	10,000	255,000
Montana State Board of Housing 5.5% 12/2037	30,000	140,000
Oklahoma Hsg Fin Agy 4.5% 9/1/2024	10,000	190,000
Peoria Ill School Distr. 1/1/2011	340,000	—
Salt River Proj Ariz 5% 1/1/2020	240,000	—
US Treasury 2.125% 2/15/2040	100,000	—
USA Treasury Bonds 4.375% 5/15/40	100,000	—
U.S. Federal Home Loan Mortgage 6% due 8/1/2019	23,001	411,823
U.S. Federal Home Loan Mortgage 6% due 7/1/2019	6,379	133,092

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Term of
	Office and		Other Directorships Held by
	Length of	Principal Occupation(s)	Director or Nominee for
Name, Address[1], Position(s) Held with the Company, and Age	Time Served	During Past 5 Years	Director

Interested Directors[2]
Charles E. Mather III Director and President Age: 76	2014 30 years	President and Director of Mather & Co. (insurance brokers)	Director of Penn Series Funds, Inc.

Herbert S. Riband, Jr. Director Age: 74	2013 17 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 58	2012 21 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Shaun F. O’Malley Director Age: 75	2012 15 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	Director of The Philadelphia Contributionship, PolyMedix Inc.

Peter Bedell Director Age: 73	2013 6 years	Retired (Formerly Executive Vice-President Burke Lawton Brewer and Burke, Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.)	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

*  *  *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL
SHAREHOLDERS MEETING

Of 45,125 shares of common stock of the company outstanding and entitled to vote, a total of 41,547 were represented either in person or by proxy at the annual shareholders meeting held on April 27, 2011.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

On April 27, 2011, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15© of the Investment Company Act of 1940 whether: (a) to renew The Company’s investment advisory agreement with Cooke & Bieler, L.P. (“C&B”) and (b) to renew the Company’s investment advisory agreement with Schroders Investment Management North America Inc. (“Schroders”).

The Board considered these and other relevant factors set forth by the SEC: (a) the nature and quality of the advisory service; (b) the adviser’s compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable. C&B stated that it did not receive any indirect or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B’s personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

Schroders states that it continues to be a financially sound entity. Schroders did not receive any ancillary or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders’ personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.

ITEM 2. CODE OF ETHICS.
Not required for semi-annual report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required for semi-annual report.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Registrant’s Treasurer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report;

(ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Registrant’s code of ethics is not required for semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Finance Company of Pennsylvania

By:	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 30, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 30, 2011

By:	/s/ Herbert S. Riband, Jr.

Herbert S. Riband, Jr.
Secretary-Treasurer
Date: August 30, 2011